Other liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities [text block]
	March 31, 2021	March 31, 2020
Deferred income and other liabilities	40,002	33,420
	40,002	33,420

Financial liabilities included in other liabilities	40,002	33,420